Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Other Liabilities [Abstract]
Accounts Payable and Other Liabilities
Note 8.	Accounts Payable and Other Liabilities

The components of accounts payable and other liabilities included in the Company’s balance sheets are summarized as follows:

	December 31
	2011	2010

Trade payables and other accruals	$64,681	$81,178
Development costs payable (a)	49,357	51,040
Accrued and deferred compensation	25,117	33,857
Consolidated land option contracts (b)	24,098	25,206
Current income taxes payable (Note 9)	21,179	—
Customer deposits	16,350	47,559
Swap contracts (Note 14 (c) and (d))	15,603	15,206
Loans from other interests in consolidated subsidiaries (c)	14,255	14,168
Warranty costs (Note 14 (b))	11,161	12,166
Share-based compensation (Note 12)	5,619	8,076

	$247,420	$288,456

(a)	Provisions accrued for costs yet to be incurred within a subdivision where sales have taken place. The provision is based on the sold lots pro rata share of costs to be incurred for specified areas within each subdivision phase.
(b)	Includes the total future purchase price of land options contracts required to be consolidated under ASC Topic 810 Consolidation, with a corresponding amount recorded in Housing and Land Inventory. See Note 2 “Housing and Land Inventory.”
(c)	Includes monies held on deposit from certain non-controlling members.